Dispositions and Assets Held for Sale - Additional Information (Detail) - USD ($) $ in Millions	Nov. 23, 2015	Dec. 31, 2015	Nov. 30, 2015	Jul. 07, 2015	Apr. 30, 2015	Apr. 01, 2015	Dec. 31, 2014
Silver Legacy [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Consideration received	$ 58
Percentage ownership interest	50.00%	50.00%	50.00%
Gain from sale of discontinued operations	$ 20
Assets Held-for-sale [Member] | Silver Legacy [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Consideration received	80
Percentage ownership interest				50.00%
Gain from sale of discontinued operations	$ 23
Railroad Pass Hotel & Casino [Member] | Assets Held-for-sale [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Consideration received						$ 8
Assets held for sale							$ 9
Liabilities held for sale							2
Gold Strike Hotel & Gambling Hall [Member] | Assets Held-for-sale [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Consideration received					$ 12
Assets held for sale							14
Liabilities held for sale							$ 2